1322771

05046975

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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (Check if this is an amendment and name has changed, and indicate change.) ☐

Units (each consisting of one Common Share and One-Half of a Common Share Purchase Warrant)

Filing Under (Check box(es) that apply.): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer.

Name of Issuer (Check if this is an amendment and name has changed, and indicate change.) ☐

Transeuro Energy Corp.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
Suite 803, 750 West Pender St., Vancouver, BC V6C 2T87 (Canada)	**604-639-7878**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) — **same as above** —	Telephone Number (including Area Code) — **same as above** —

Brief Description of Business

Oil and gas exploration and development located at Crimean Peninsula in the Republic of Ukraine.

Type of Business Organization: ☒ corporation ☐ limited partnership, already formed ☐ other (please specify) ☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 96 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction.)........ CN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.502 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any change thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

— ATTENTION —

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Munoz, Carlos

Business or Residence Address: (Number and Street, City, State, Zip Code)
Suite 803, 750 West Pender St., Vancouver, B.C. V6C 2T8, Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sukhodolsky, Konstantine

Business or Residence Address: (Number and Street, City, State, Zip Code)
Apt. 77, Zapadynska St. 3B, Kiev, Ukraine

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cantore, Victor

Business or Residence Address: (Number and Street, City, State, Zip Code)
8720 Dunfrost, St. Leonard, Quebec, H1P 2Z5 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Maragos, Anastase

Business or Residence Address: (Number and Street, City, State, Zip Code)
1700 – 1075 West Georgia Street, B.C., V6E 1E5 Canada

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Parry, David

Business or Residence Address: (Number and Street, City, State, Zip Code)
Suite 803, 750 West Pender St., Vancouver, B.C. V6C 2T8, Canada

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Firebird Global Master Fund, Ltd.

Business or Residence Address: (Number and Street, City, State, Zip Code)
Corporate Center, West Bay Road, Grand Cayman, Cayman Island, British West Indies

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Farrauto, Edward

Business or Residence Address: (Number and Street, City, State, Zip Code)
700 – 900 West Hastings Street, Vancouver, B.C. Canada V6C 1E5

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cohen, David

Business or Residence Address: (Number and Street, City, State, Zip Code)
4699 South Picadilly, West Vancouver, B.C. Canada V7W 1V8

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? (Answer also in Appendix, Column 2, if filing under ULOE.)	☐	☒ X
2.	What is the minimum investment that will be accepted from any individual?	$ n/a	
3.	Does the offering permit joint ownership of a single unit?	☒ X	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address: (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address: (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address: (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the Aggregate price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	(1) Aggregate Offering Price	(1) Amount Already Sold
Debt	$ -0-	$ -0-
Equity ☐ Common ☐ Preferred	$ -0-	$ -0-
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify: Units(2)(3))	$ 2,660,000	$ 2,660,000
Total(1)(3)	$ 2,660,000	$ 2,660,000

(Answer also in Appendix, Column 3, if filing under ULOE.)

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "O" if answer is "none" or "zero."

	(3) Number of Investors	(1)(3) Aggregate Dollar Amount of Purchases
Accredited Investors	7	$ 2,660,000
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	n/a	$ n/a

(Answer also in Appendix, Column 4, if filing under ULOE.)

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C—Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	n/a	$ -0-
Regulation A	n/a	$ -0-
Rule 504	n/a	$ -0-
Total	n/a	$ -0-

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$ 4,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (Identify: Filing fees)	☐	$ 24,000
Total	☐	$ 28,000 (1)

(1) **Expressed in Canadian dollars.**

(2) **Each Unit consists of one (1) common share and one-half (1/2) of a common share purchase warrant. Each whole warrant entitles the holder to purchase one (1) additional common share at a price of $0.76 CDN per share.**

(3) **Represents the U.S. Regulation D portion of a private Canadian offering of $5,383,000 in Units; U.S. investors for $2,660,000; 12 non-U.S. investors for a total of $2,723,000.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ _______ (1)(3)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $ 5,383,000
Other (specify):		
____________	☐ $	☐ $
____________	☐ $	☐ $
Column Totals	☒ $	☒ $

Total Payments Listed (column totals added) ....X............ ☐ $ 5,383,000 (1)(2)

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total.

Issuer (Print or Type)	Signature	Date
Transeuro Energy Corp.	[signature]	March 11, 2005
Name of Signer (Print or Type)	Title of Signer	
Edward Farrauto	**President**	

— ATTENTION —

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

---

(1) **Expressed in Canadian dollars.**

(3) **Represents the U.S. Regulation D portion of a private Canadian offering of $5,383,000 in Units; U.S. investors for $2,660,000; 12 non-U.S. investors for a total of $2,723,000.**

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒
   (See Appendix, Column 5, for state response.)
2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such time as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer hereby undertakes that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Transeuro Energy Corp.	[signature]	March 11, 2005
Name of Signer (Print or Type)	**Title of Signer**	
Edward Farrauto	**President**	

APPENDIX

1	2		3	4				5	
	Intend to Sell to Non-accredited Investors in State (Part B—Item 1)		Type of Security and Aggregate Offering Price Offered in State (Part C—Item 1)	Type of Investor and Amount Purchased in State				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E—Item 1)	
State	Yes	No	**Units**	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO		**X**	**$ 70,000**	**2**	**$ 70,000**	**-0-**	**$ -0-**		**X**

APPENDIX

1	2		3	4				5	
	Intend to Sell to Non-accredited Investors in State (Part B—Item 1)		Type of Security and Aggregate Offering Price Offered in State (Part C—Item 1)	Type of Investor and Amount Purchased in State				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E—Item 1)	
State	Yes	No	Units	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
MT									
NE									
NV		X	$140,000	1	$ 140,000	-0-	$ -0-		X
NH									
NJ									
NM									
NY		X	$ 2,450,000	1	$ 2,450,000	-0-	$ -0-		X
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2

UNIFORM CONSENT TO SERVICE OF PROCESS

SEC MAIL RECEIVED MAR 2 4 2005 PROCESSING SECTION WASH DC

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, **Transeuro Energy Corp.**, a corporation organized under the laws of the **Province of British Columbia, Canada**, for the purpose of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of or in connection with the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any Court of competent jurisdiction and proper venue within each State so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of such State and had lawfully been served with the process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Transeuro Energo Corp.
750 West Pender Street, Suite 803
Vancouver, British Columbia V6C 2T8
Canada

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each such State as its attorney in that State for receipt of service of process:

- [ ] **Alabama** .... Secretary of State
- [ ] **Alaska** .... Administrator, Banking & Corporations
- [ ] **Arizona** .... Corporation Commission
- [ ] **Arkansas** .... Securities Commissioner
- [ ] **California** .... Corporations Commissioner
- [ ] **Colorado** .... Securities Commissioner
- [ ] **Connecticut** .... Banking Commissioner
- [ ] **DelawareS** .... ecurities Commissioner
- [ ] **D.C.** .... Public Service Commission
- [ ] **Florida** .... Banking & Finance Department
- [ ] **Georgia** .... Securities Commissioner
- [ ] **Guam** .... Administrator, Finance Department
- [ ] **Hawaii** .... Securities Commissioner
- [ ] **Idaho** .... Director, Finance Department
- [ ] **Illinois** .... Secretary of State
- [ ] **Indiana** .... Secretary of State
- [ ] **Iowa** .... Insurance Commissioner
- [ ] **Kansas** .... Secretary of State
- [ ] **Kentucky** .... Director, Securities Division
- [ ] **Louisiana** .... Commissioner of Securities
- [ ] **Maine** .... Securities Administrator
- [ ] **Maryland** .... Securities Commissioner
- [ ] **Massachusetts** .... Secretary of State
- [ ] **Michigan** .... Director, Corporation & Securities Bureau
- [ ] **Minnesota** .... Commerce Commissioner
- [ ] **Mississippi** .... Secretary of State
- [X] **Missouri** .... Securities Commissioner
- [ ] **Montana** .... State Auditor & Insurance Commissioner
- [ ] **Nebraska** .... Banking & Finance Director
- [X] **Nevada** .... Secretary of State
- [ ] **New Hampshire** ...... Secretary of State
- [ ] **New Jersey** .... Chief, Securities Bureau
- [ ] **New Mexico** .... Director, Securities Division
- [X] **New York** .... Secretary of State
- [ ] **North Carolina** .... Secretary of State
- [ ] **North Dakota** .... Securities Commissioner
- [ ] **Ohio** .... State Auditor & Insurance Commissioner
- [ ] **Oklahoma** .... Securities Administrator
- [ ] **Oregon** .... Director, Insurance & Finance Department
- [ ] **Pennsylvania** .... [not required]
- [ ] **Puerto Rico** .... Financial Institutions Commissioner
- [ ] **Rhode Island** .... Director, Business Regulation
- [ ] **South Carolina** .... Secretary of State
- [ ] **South Dakota** .... Securities Director
- [ ] **Tennessee** .... Commerce & Insurance Commissioner
- [ ] **Texas** .... Securities Commissioner
- [ ] **Utah** .... Director, Securities Division
- [ ] **Vermont** .... Secretary of State
- [ ] **Virginia** .... Clerk, Corporation Commission
- [ ] **Washington** .... Director, Financial Institutions Department
- [ ] **West Virginia** .... Securities Commissioner
- [ ] **Wisconsin** .... Securities Commissioner
- [ ] **Wyoming** .... Secretary of State

Dated: **March 14, 2005.**

Transeuro Energy Corp.
(Issuer)

By ______________________

Edward Farrauto
President
(Name and Title)

PROVINCE OF BRITISH COLUMBIA, CANADA) ss.

THIS IS TO CERTIFY that on this 14 day of **March, 2005**, before me, the undersigned notary public, personally appeared **Edward Farrauto**, known to be the **President** of the entity described in and that executed the within and foregoing instrument, and acknowledged said instrument to be the free and voluntary act and deed of said entity for the uses and purposes therein mentioned, and on oath stated that such individual is authorized to execute said instrument.

WITNESS my hand and official seal the day and year in this certificate first above written.

X ______________________

DAVID TOYODA
(Name—Printed or Typed)

[NOTARIAL SEAL / STAMP]

Notary Public in and for the Province of British Columbia, Canada

residing at: VANCOUVER

My Commission expires: N/A

R. DAVID TOYODA
CATALYST
CORPORATE FINANCE LAWYERS
1400 - 1055 West Hastings Street
Vancouver, British Columbia
Canada V6E 2E9
Phone: 604 443-7016